Treasury Stock	12 Months Ended
Dec. 31, 2013
Treasury Stock
Treasury Stock

8. Treasury Stock

        In November 2011, the Company's Board authorized a share repurchase program to repurchase up to US$10 million of the Company's American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares) from November 2011 to November 2012. In September 2012, the Group decided to further extend the share repurchase plan for another 12 months to November 23, 2013. In December 2013, the Group announced the further extension of the share repurchase plan from November 24, 2013 to November 23, 2014.

        During the years of 2011, 2012 and 2013, the Company had repurchased 123,658, 461,894 and 478,625 ADSs respectively on the open market, representing 2,473,160, 9,237,880 and 9,572,500 ordinary shares for total cash consideration of $562,502, $1,754,792 and $ 2,056,771, respectively. As of December 31, 2013, the Company has repurchased a total of 1,064,177 ADSs, representing 21,283,540 ordinary shares for cash consideration of $ 4,374,065.